Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Mar. 16, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Sep. 29, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	Nov. 30, 2014	Aug. 31, 2014	May 31, 2014
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,329	$ 11,324	$ 11,094	$ 11,064	$ 11,183	$ 10,960	$ 10,964	$ 11,198	$ 11,428	$ 12,140	$ 12,579	$ 12,655	$ 12,452	$ 12,470	$ 12,726	$ 12,666	$ 12,502		$ 12,299	$ 11,862	$ 11,896	$ 11,426	$ 11,013	$ 10,707	$ 10,798	$ 10,739	$ 10,674	$ 10,852	$ 10,912	$ 10,780	$ 10,621	$ 10,514	$ 10,859	$ 10,612	$ 10,473	$ 10,291		$ 10,247	$ 10,303	$ 10,318	$ 10,192	$ 10,090	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	548,998	548,768	537,586	536,167	541,923	531,097	531,318	542,642	553,790	588,290	609,586	613,265	603,401	604,268	616,699	613,783	605,854		596,021	574,830	576,466	553,719	533,674	518,841	523,239	520,411	517,277	525,899	528,788	522,367	514,678	509,522	526,197	514,249	507,495	498,692	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,256	9,252	9,064	9,040	9,137	8,954	8,958	9,149	9,337	9,919	10,278	10,340	10,173	10,188	10,398	10,349	10,215	$ 10,000
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Account Value	12,080	11,915	11,764	11,621	11,594	11,422	11,447	11,674	11,836	11,921	11,834	11,753	11,587	11,335	11,140	11,117	10,794		10,769	10,569	10,564	10,425	10,228	10,114	10,188	10,139	10,048	10,076	10,098	10,086	10,077	9,983	9,969	9,904	9,806	9,739		$ 9,770	$ 9,838	$ 9,805	$ 9,870	$ 9,986	$ 10,000
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Account Value	619,531	611,082	603,290	595,981	594,610	585,787	587,040	598,723	607,030	611,344	606,900	602,738	594,261	581,310	571,332	570,149	553,588		$ 552,305	$ 542,017	$ 541,759	$ 534,639	$ 524,564	$ 518,712	$ 522,505	$ 519,957	$ 515,333	$ 516,723	$ 517,856	$ 517,259	$ 516,820	$ 511,988	$ 511,268	$ 507,945	$ 502,888	$ 499,443	$ 500,000
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Account Value	$ 11,522	$ 11,365	$ 11,220	$ 11,084	$ 11,058	$ 10,894	$ 10,918	$ 11,135	$ 11,289	$ 11,370	$ 11,287	$ 11,210	$ 11,052	$ 10,811	$ 10,626	$ 10,604	$ 10,296	$ 10,000